Expense Example - SelectPortfoliosGroup6-IndustrialsSector-ComboPRO - SelectPortfoliosGroup6-IndustrialsSector-ComboPRO - Select Industrials Portfolio - Select Industrials Portfolio	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 78
3 years	243
5 years	422
10 years	$ 942